Income tax (Tables)	12 Months Ended
Mar. 31, 2022
Income tax
Schedule of income before income tax expense

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

The PRC	668,552	652,494	713,399	112,536
Non-PRC
- Hong Kong	(43)	(43)	(49)	(8)
- British Virgin Islands	(13,313)	26,319	(20,279)	(3,199)
- Cayman Islands	(76,384)	(68,019)	(65,236)	(10,291)
Income before income tax expense	578,812	610,751	627,835	99,038

Schedule of income tax expense

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Current tax expense	108,290	101,698	115,117	18,159
Deferred tax (benefit)/expense	(7,206)	(7,152)	3,235	510
Total income tax expense	101,084	94,546	118,352	18,669

Schedule of the reconciliation of expected income tax to actual income tax expense

		Year ended March 31,
	Note	2020	2021	2022	2022
		RMB	RMB	RMB	US$

Income before income tax expense		578,812	610,751	627,835	99,038

Computed “expected” tax expense		144,703	152,688	156,959	24,760
Non-PRC entities not subject to income tax
- Hong Kong		11	11	12	2
- British Virgin Islands		3,328	(6,580)	5,070	800
- Cayman Islands		19,096	17,005	16,309	2,572
Dividend withholding tax	(i)	4,500	2,000	15,500	2,445
Preferential tax rates	(ii)	(70,580)	(68,027)	(73,210)	(11,549)
Others		26	(2,551)	(2,288)	(361)
Actual income tax expense		101,084	94,546	118,352	18,669

Notes:

(i)

During the years ended March 31, 2020, 2021 and 2022, PRC withholding tax of RMB4,500, RMB2,000 and RMB7,500 (US$1,183) was levied on dividends distributed by the Company’s PRC subsidiaries to its holding company outside the PRC. During the year ended March 31, 2022, the Company has provided RMB8,000 (US$1,262) for withholding income tax on a portion of the undistributed earnings of its PRC subsidiaries according to the management’s reinvestment plan.

(ii)	Impact of preferential tax rates for both basic and diluted per share is RMB0.58, RMB0.56 and RMB0.60 (US$0.09) for the years ended March 31, 2020, 2021 and 2022, respectively.

Schedule of deferred tax assets/(liabilities)

	March 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	56,309	59,736	9,423
Inventories	9,333	9,278	1,464
Others	1,584	1,645	259
Deferred tax assets	67,226	70,659	11,146

Deferred tax liabilities:
Deferred revenue	(29)	(19)	(3)
Property, plant and equipment	(5,433)	(5,266)	(831)
Dividend withholding tax	—	(8,000)	(1,262)
Intangible assets	(22,051)	(20,896)	(3,296)
Deferred tax liabilities	(27,513)	(34,181)	(5,392)

Net deferred tax assets	39,713	36,478	5,754

Classification on consolidated balance sheets:
Deferred tax assets	55,845	60,758	9,584
Deferred tax liabilities	(16,132)	(24,280)	(3,830)
Net deferred tax assets	39,713	36,478	5,754